Operating Lease Liability, Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Rent expense	$ 10,352	$ 14,954	$ 53,919	$ 30,218
Retail Space 1
Lessor, Operating Lease, Description			One lease has monthly payments from $1,350 to $1,665 which expires in May 2024
Retail Space 2
Lessor, Operating Lease, Description			second lease has a contingent rental based on 10% of sales